SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
World Equity Ex-US Fund
Intermediate Duration Credit Fund
(the "Funds")

Supplement Dated April 19, 2018
to the Prospectus dated September 30, 2017, as amended on December 19, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Disciplined Equity Fund

In the Fund Summary for the Large Cap Disciplined Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Analytic Investors, LLC and Lazard Asset Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AJO, LP	Theodore R. Aronson, CFA, CIC	Since 2018	Managing Principal
	Stefani Cranston, CFA, CPA	Since 2018	Principal
	Gina Marie N. Moore, CFA	Since 2018	Principal
	Gregory J. Rogers, CFA	Since 2018	Principal
	Christopher J. W. Whitehead, CFA	Since 2018	Principal
Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Ceredex Value Advisors LLC	Mills Riddick, CFA	Since 2018	Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Disciplined Equity Fund," the text relating to Analytic Investors, LLC and Lazard Asset Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

AJO, LP: AJO, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to AJO. The team is led by Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Gregory J. Rogers, and Christopher J. W. Whitehead. Mr. Aronson, CFA, CIC, has been Managing Principal and a Portfolio Manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Ms. Cranston, CFA, CPA, Principal, has been a Portfolio Manager with AJO since 2007 and a Portfolio and Financial Accountant with AJO since 1991. Ms. Moore, CFA, Principal, has been a Portfolio Manager and Research Analyst with AJO since 1998. Mr. Rogers, CFA, Principal, has been a Portfolio Manager with AJO since 2012, and he was a trader with AJO beginning in 1993. Mr. Whitehead, CFA, Principal, has been a Portfolio Manager and Research Analyst with AJO since 2004.

Ceredex Value Advisors LLC: Ceredex Value Advisors LLC (Ceredex), located at 301 East Pine Street, Suite 500, Orlando, FL 32801, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. Mr. Mills Riddick, CFA, Chief Investment Officer of Ceredex, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Ceredex. In 1989, Mr. Riddick joined Trusco Capital Management (Trusco) (now known as Virtus Fund Advisers, LLC), Ceredex's predecessor firm. After joining Trusco, he assumed a lead client service role and took on portfolio management responsibilities. Mr. Riddick started with the growth strategy and subsequently began working for the large cap value strategy that he manages today. In 1995, Mr. Riddick became the strategy's sole portfolio manager and was appointed head of the Value Equity team. Mr. Riddick held both of these positions without interruption from 1995 until 2008. During this time, Mr. Riddick played a lead role in crafting Trusco's equity investment philosophy and assembling its team of professionals who are dedicated to value equity. In recent years, Mr. Riddick led Ceredex's transition from an investment boutique integrated within Trusco to an independently managed firm. His efforts contributed to Ceredex's eventual incorporation and registration with the SEC on March 31, 2008.

Change in Portfolio Management of the World Equity Ex-US Fund

In the Fund Summary for the World Equity Ex-US Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wells Capital Management Incorporated	Dale Winner, CFA	Since 2018	Lead Portfolio Manager
	Venkateshwar (Venk) Lal	Since 2018	Associate Portfolio Manager, Head of EverKey Investment Risk and Strategy

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Equity Ex-US Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the World Equity Ex-US Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. A team of investment professionals, led by Dale Winner, CFA, Lead Portfolio Manager, and Venkateshwar (Venk) Lal, Associate Portfolio Manager and Head of EverKey Investment Risk and Strategy, manages the portion of the World Equity Ex-US Fund's assets allocated to WellsCap. Mr. Winner joined WellsCap in 2012, where he currently serves as a Lead Portfolio Manager. Prior to joining WellsCap, Mr. Winner was a Partner and Portfolio Manager at EverKey Global Partners, an investment firm he co-founded in 2007. Mr. Lal joined WellsCap in 2012, where he currently serves as Associate Portfolio Manager and Head of EverKey Investment Risk and Strategy. Prior to joining WellsCap, Mr. Lal was a Partner and head of risk and trading at EverKey Global Partners, an investment firm he co-founded in 2007.

Revisions to Index Name for the Intermediate Duration Credit Fund

In the Fund Summary for the Intermediate Duration Credit Fund, under the heading titled "Performance Information," in the chart under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2016)," the reference to "Bloomberg Barclays U.S. Long Credit A+ Index" is hereby altered to delete the word "Long" from the name of the Index.

In addition, under the section titled "More Information about the Funds' Benchmark Indexes," the following text is hereby added in the appropriate alphabetical order thereof:

The Bloomberg Barclays U.S. Credit A+ Index measures performance of top-quality corporate and international dollar-denominated bonds with at least one year to final maturity regardless of call features.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1129 (4/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
World Select Equity Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund

Emerging Markets Equity Fund
Opportunistic Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Long Duration Credit Fund
Ultra Short Duration Bond Fund
Emerging Markets Debt Fund
Real Return Fund
Limited Duration Bond Fund
Intermediate Duration Credit Fund
Dynamic Asset Allocation Fund
Multi-Asset Real Return Fund

(the "Funds")

Supplement Dated April 19, 2018
to the Statement of Additional Information ("SAI") dated September 30, 2017, as amended on
December 19, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the reference to "Lazard Asset Management LLC" is hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Lazard Asset Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

CEREDEX VALUE ADVISORS LLC—Ceredex Value Advisors LLC ("Ceredex") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Ceredex is a Delaware limited liability company and an SEC-registered investment adviser. The firm was established in 2008 after 19 years functioning as a value style investment management team of Trusco Capital Management (now known as Virtus Fund Advisers, LLC). As of December 31, 2017, Ceredex had approximately $10.1 billion in assets under management. Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

In addition, under the same heading, under the sub-heading titled "AJO, LP," the reference to "Large Cap and U.S. Managed Volatility Funds" is hereby deleted and replaced with "Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds."

In addition, under the same heading, under the sub-heading titled "Analytic Investors, LLC," the reference to "Large Cap Disciplined Equity, U.S. Managed Volatility and Global Managed Volatility Funds" is hereby deleted and replaced with "U.S. Managed Volatility and Global Managed Volatility Funds."

In addition, under the same heading, under the sub-heading titled "Wells Capital Management Incorporated," the reference to "Core Fixed Income Fund" is hereby deleted and replaced with "World Equity Ex-US and Core Fixed Income Funds."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Ceredex

Compensation. SIMC pays Ceredex a fee based on the assets under management of the Large Cap Disciplined Equity Fund as set forth in an investment sub-advisory agreement between Ceredex and SIMC. Ceredex pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Disciplined Equity Fund. The following information relates to the period ended December 31, 2017.

Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, retention bonuses, or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance. A portfolio manager's base salary is determined by the individual's experience, responsibilities within the firm, performance in the role, and market rate for the position. Each portfolio manager's bonus may be structured differently but generally incorporates an evaluation of clients' investment performance as well as other subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing clients' pre-tax total return to the returns of the strategy's peer group and/or benchmark over multi-year periods. Other subjective factors that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually. In addition, certain portfolio managers may participate in the parent's equity plan designed to provide compensation opportunities linking a participant's compensation to the financial and operational performance of the firm. Retention bonuses and/or incentive guarantees for a fixed period may also be used when Ceredex deems is necessary to recruit or retain the employee.

All full-time employees of Ceredex, including the portfolio manager, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.

Ownership of Fund Shares. As of December 31, 2017, Ceredex's portfolio manager did not beneficially own any shares of the Large Cap Disciplined Equity Fund.

Other Accounts. As of December 31, 2017, in addition to the Large Cap Disciplined Equity Fund, Ceredex's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mills Riddick, CFA	2	$2,019	6	$413	21	$1,509

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Disciplined Equity Fund, which may have different investment guidelines and objectives. In addition to the Large Cap Disciplined Equity Fund, these accounts may include accounts of registered investment companies, other pooled investment vehicles and other types of accounts. In particular, this conflict of interest may arise as a result of Ceredex's management of the Large Cap Disciplined Equity Fund and other accounts, which, in theory, may allow Ceredex to allocate investment opportunities in a way that favors other accounts over the Large Cap Disciplined Equity Fund. This conflict of interest may be exacerbated to the extent that Ceredex or the portfolio manager receive, or expect to receive, greater compensation from their management of other accounts than the Large Cap Disciplined Equity Fund. Ceredex may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Disciplined Equity Fund. To the extent a particular investment is suitable for both the Large Cap Disciplined Equity Fund and other accounts, such investments will be allocated between the Large Cap Disciplined Equity Fund and the other accounts in a manner that Ceredex determines is fair and equitable under the circumstances to all clients, including the Large Cap Disciplined Equity Fund.

To address and manage these potential conflicts of interest, Ceredex has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, under the sub-heading titled "AJO" and the paragraphs thereunder are hereby deleted and replaced with the following:

AJO

Compensation. SIMC pays AJO a fee based on the assets under management of the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds as set forth in an investment sub-advisory agreement between AJO and SIMC. AJO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds. The following information relates to the period ended December 31, 2017.

All AJO portfolio managers are compensated through a fixed salary and merit-based cash bonuses; in addition, principals of the firm may receive equity-based cash distributions. Each calendar year-end, the managing partner of AJO, in consultation with the other senior partners, determines the bonus amount for each portfolio manager. Bonuses can be a significant portion of a portfolio manager's overall compensation.

Bonus amounts are generally based on the following factors: net revenues and cash position of AJO, ownership percentage of the portfolio manager and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm.

Ownership of Fund Shares. As of December 31, 2017, AJO's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Disciplined Equity or U.S. Managed Volatility Funds.

Other Accounts. As of December 31, 2017, in addition to the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds, AJO's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Theodore R. Aronson, CFA, CIC; Stefani Cranston, CFA, CPA; Gina Marie N. Moore, CFA; Gregory J. Rogers, CFA; and Christopher J.W. Whitehead, CFA	14		$2,782.24	30		$4,935.98	116		$19,192.30
	1	*	$135.11	9	*	$932.49	63	*	$9,087.83

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee. Each performance-based-fee account pays AJO based on the account's pre-tax performance versus a strategy-specific benchmark over a measurement period chosen by the client.

Conflicts of Interest. The management of the other accounts by AJO's portfolio managers may give rise to potential conflicts of interest in connection with their management of the investments of the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds alongside other accounts. The other accounts managed by AJO's portfolio managers include those referenced above. The other accounts might have similar investment objectives as the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds, or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, AJO does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AJO believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise because AJO's portfolio managers know the size, timing and possible market impact of the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds trades. It is possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds. However, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AJO's portfolio managers' management of the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds. This conflict of interest may be exacerbated to the extent that AJO or its portfolio managers receive, or expect to receive, greater compensation from their management of other accounts than from the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility and Funds. Notwithstanding this theoretical conflict of interest, it is AJO's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds, such securities might not be suitable for the Large Cap, Large Cap Disciplined Equity and U.S. Managed Volatility Funds given their investment objectives and related restrictions.

In addition, under the same heading, under the sub-heading titled "WellsCap" and the paragraphs thereunder are hereby deleted and replaced with the following:

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the World Equity Ex-US and Core Fixed Income Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the World Equity Ex-US and Core Fixed Income Funds. The following information relates to the period ended December 31, 2017.

The compensation structure for WellsCap's Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. Wells Capital Management participates in third party investment management compensation surveys in order to provide WellsCap with market-based compensation information to help support individual pay decisions. In addition to investment management compensation surveys, WellsCap also considers prior professional experience, tenure, seniority and a Portfolio Manager's team size, scope and assets under management when determining their fixed base salary. Incentive bonuses are typically tied to relative, pre-tax investment performance of the World Equity Ex-US and Core Fixed Income Funds or other accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style.

In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo's 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Ownership of Fund Shares. As of December 31, 2017, WellsCap's portfolio managers did not beneficially own any shares of the World Equity Ex-US or Core Fixed Income Funds.

Other Accounts. As of December 31, 2017, in addition to the World Equity Ex-US and Core Fixed Income Funds, WellsCap's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Thomas O'Connor, CFA	9	$16,071.7	4		$3,634.9	38		$12,081.4
	0	$0	1	*	$46.4	2	*	$744.2
Troy Ludgood	9	$16,071.7	4		$3,634.9	38		$12,081.4
	0	$0	1	*	$46.4	2	*	$744.2
Maulik Bhansali, CFA	9	$16,071.7	4		$3,634.9	38		$12,081.4
	0	$0	1	*	$46.4	2	*	$744.2
Jared Vasquez	9	$16,071.7	4		$3,634.9	38		$12,081.4
	0	$0	1	*	$46.4	2	*	$744.2
Dale Winner, CFA	4	$884.01	2		$34.32	0		$0
Venkateshwar (Venk) Lal	4	$884.01	2		$34.32	0		$0

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interests. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

In addition, under the same heading, under the sub-heading titled "Analytic Investors, LLC," all references to the "Large Cap Disciplined Equity, U.S. Managed Volatility and Global Managed Volatility Funds" are replaced with "U.S. Managed Volatility and Global Managed Volatility Funds."

In addition, under the same heading, the sub-heading titled "Lazard Asset Management" and the paragraphs thereunder are hereby deleted.

There are no other changes to the portfolio management of the Funds.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a meeting held on March 28, 2018, the Board of Trustees (the "Board") of SEI Institutional Investments Trust (the "Trust") approved the appointment of two new independent Trustees, Joan A. Binstock and James B. Taylor, to the Board. Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Trustees and Officers of the Trust," under the heading titled "Members of the Board," the first three sentences are hereby deleted and replaced with the following:

There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. Effective January 1, 2018, James M. Williams, an independent Trustee, serves as the lead independent Trustee.

In addition, under the same heading, in the third paragraph, the reference to "Mr. Sullivan" is hereby deleted and replaced with "Mr. Williams."

In addition, under the same section, under the heading titled "Independent Trustees," the following paragraphs are hereby added as the last paragraphs in the section:

JOAN A. BINSTOCK (DOB 03/04/54)—Trustee (since 2018)—Retired since February 2018. Chief Financial Officer and Chief Operations Officer at Lord, Abbett & Co. LLC from 1999 to 2018. Chief Financial Officer and Vice President at Lord, Abbett Family of Mutual Funds from 1999 to 2017. Chief Operating Officer at Morgan Grenfell Asset Management from 1997 to 1999. Director and Head of the Asset Management Regulatory Advisory Practice at Ernst & Young, LLP from 1995-1997. Vice President of Mutual Fund Accounting and Compliance at JPMorgan Fund Services from 1993-1995. Director and Chief Administrative/Compliance Officer at BEA Associates from 1991 to 1993. Member of the Board and Audit Committee at DTCC Institutional Trade Processing since 2013. Founding Board Member at Association of Institutional Investors since 2010. Vice Chair of the Board at Bronx High School of Science Endowment Fund since 2015. Board Member at Greyston Foundation since 2003 and at Greyston Bakery from 2003 to 2009 and since 2014. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES B. TAYLOR (DOB 10/23/50)—Trustee (since 2018)—Retired since December 2017. Chief Investment Officer at Georgia Teach Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

In addition, under the same section, under the heading titled "Individual Trustee Qualifications," the following paragraphs are hereby added as the tenth and eleventh paragraphs of the section:

The Trust has concluded that Ms. Binstock should serve as Trustee because of her education, knowledge of financial services and investment management, and the experience she has gained as a partner at a major investment management firm, where she served as both the Chief Financial Officer and Chief Operations Officer, and other professional experience gained through her prior employment and directorships.

The Trust has concluded that Mr. Taylor should serve as Trustee because of his education, knowledge of financial services and investment management, and the experience he has gained as a Chief Investment Officer at an endowment of a large university, and other professional experience gained through his prior employment and leadership positions.

In addition, under the same section, under the heading titled "Board Standing Committees," under the sub-heading titled "Audit Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor" and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Audit Committee.

In addition, under the same heading, under the sub-heading titled "Governance Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor," and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Governance Committee.

In addition, under the same section, under the heading titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (Fund Complex)
Ms. Binstock[1]	None	None
Mr. Taylor[1]	None	None

1  Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

In addition, under the same section, under the heading titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Binstock[1]	$0	$0	$0	$0
Mr. Taylor[1]	$0	$0	$0	$0

1  Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

Other than as set forth herein, there are no other changes to the membership of the Funds' Board of Trustees.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1130 (4/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Equity Factor Allocation Fund
(the "Fund")

Supplement Dated April 19, 2018
to the Statement of Additional Information ("SAI") dated January 15, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Custodian of the Fund

Under the section titled "Custodian," the text is hereby deleted and replaced with the following:

Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the Fund. BBH holds cash, securities and other assets of the Fund as required by the 1940 Act.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a meeting held on March 28, 2018, the Board of Trustees (the "Board") of SEI Institutional Investments Trust (the "Trust") approved the appointment of two new independent Trustees, Joan A. Binstock and James B. Taylor, to the Board. Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Trustees and Officers of the Trust," under the heading titled "Members of the Board," the first three sentences are hereby deleted and replaced with the following:

There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. Effective January 1, 2018, James M. Williams, an independent Trustee, serves as the lead independent Trustee.

In addition, under the same heading, in the third paragraph, the reference to "Mr. Sullivan" is hereby deleted and replaced with "Mr. Williams."

In addition, under the same section, under the heading titled "Independent Trustees," the following paragraphs are hereby added as the last paragraphs in the section:

JOAN A. BINSTOCK (DOB 03/04/54)—Trustee (since 2018)—Retired since February 2018. Chief Financial Officer and Chief Operations Officer at Lord, Abbett & Co. LLC from 1999 to 2018. Chief Financial Officer and Vice President at Lord, Abbett Family of Mutual Funds from 1999 to 2017. Chief Operating Officer at Morgan Grenfell Asset Management from 1997 to 1999. Director and Head of the Asset Management Regulatory Advisory Practice at Ernst & Young, LLP from 1995-1997. Vice President of Mutual Fund Accounting and Compliance at JPMorgan Fund Services from 1993-1995. Director and Chief Administrative/Compliance Officer at BEA Associates from 1991 to 1993. Member of the Board and Audit Committee at DTCC Institutional Trade Processing since 2013. Founding Board Member at Association of Institutional Investors since 2010. Vice Chair of the Board at Bronx High School of Science Endowment Fund since 2015. Board Member at Greyston Foundation since 2003 and at Greyston Bakery from 2003 to 2009 and since 2014. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES B. TAYLOR (DOB 10/23/50)—Trustee (since 2018)—Retired since December 2017. Chief Investment Officer at Georgia Teach Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

In addition, under the same section, under the heading titled "Individual Trustee Qualifications," the following paragraphs are hereby added as the tenth and eleventh paragraphs of the section:

The Trust has concluded that Ms. Binstock should serve as Trustee because of her education, knowledge of financial services and investment management, and the experience she has gained as a partner at a major investment management firm, where she served as both the Chief Financial Officer and Chief Operations Officer, and other professional experience gained through her prior employment and directorships.

The Trust has concluded that Mr. Taylor should serve as Trustee because of his education, knowledge of financial services and investment management, and the experience he has gained as a Chief Investment Officer at an endowment of a large university, and other professional experience gained through his prior employment and leadership positions.

In addition, under the same section, under the heading titled "Board Standing Committees," under the sub-heading titled "Audit Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor" and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Audit Committee.

In addition, under the same heading, under the sub-heading titled "Governance Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor," and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Governance Committee.

In addition, under the same section, under the heading titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (Fund Complex)
Ms. Binstock[1]	None	None
Mr. Taylor[1]	None	None

1  Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

In addition, under the same section, under the heading titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Binstock[1]	$0	$0	$0	$0
Mr. Taylor[1]	$0	$0	$0	$0

1   Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

Other than as set forth herein, there are no other changes to the membership of the Funds' Board of Trustees.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1131 (4/18)